Schedule of Warrant Outstanding and Fair Values (Details) - USD ($)		3 Months Ended		9 Months Ended			12 Months Ended
		Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023		Sep. 30, 2022	Dec. 31, 2022		Dec. 31, 2021
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Fair value as of period beginning balance				$ 500,000	[1],[2]
Fair value as of period beginning balance, shares				454,545	[3],[4]
Fair value as of period beginning balance, fair value per share	[5]			$ 0.3960	[6]
Fair value as of period beginning balance, fair value				$ 180,000	[7],[8]
Fair value of warrants issued			$ (35,000)	35,000		$ 220,000	225,000
Change in fair value of warrants
Change in fair value of warrants, shares
Change in fair value of warrants, fair value per share	[6]							[5]
Change in fair value of warrants, fair value				$ 35,000			$ 225,000
Fair value as of period ending balance		[1]			[1]		$ 500,000	[1],[2]
Fair value as of period ending balance, shares		[4]			[4]		454,545	[3],[4]
Fair value as of period ending balance, fair value per share		[6]			[6]		$ 0.3960	[5],[6]	[5]
Fair value as of period ending balance, fair value		[7]			[7]		$ 180,000	[7],[8]
Initial measurement date of 2/14/2022 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Fair value of warrants issued	[1],[2]						$ 13,160,000
Fair value of warrants issued, shares	[3],[4]						8,435,897
Fair value of warrants issued, fair value per share	[5],[6]						$ 0.4864
Fair value of warrants issued, fair value							$ 4,103,000
2/14/2022 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Fair value of warrants issued	[9],[10]						$ (7,160,000)
Fair value of warrants issued, shares	[11],[12]						(4,589,743)
Fair value of warrants issued, fair value per share	[5],[6]						$ 0.4864
Fair value of warrants issued, fair value							$ (2,232,000)
2/15/2022 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Fair value of warrants issued	[9],[10]						$ (1,000,000)
Fair value of warrants issued, shares	[11],[12]						(641,025)
Fair value of warrants issued, fair value per share	[5],[6]						$ 0.5349
Fair value of warrants issued, fair value							$ (343,000)
4/4/2022 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Fair value of warrants issued	[9],[10]						$ (1,000,000)
Fair value of warrants issued, shares	[11],[12]						(568,440)
Fair value of warrants issued, fair value per share	[5],[6]						$ 0.5854
Fair value of warrants issued, fair value							$ (333,000)
6/6/2022 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Fair value of warrants issued	[9],[10]						$ (1,000,000)
Fair value of warrants issued, shares	[11],[12]						(703,234)
Fair value of warrants issued, fair value per share	[5],[6]						$ 0.5924
Fair value of warrants issued, fair value							$ (417,000)
8/16/2022 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Fair value of warrants issued	[9],[10]						$ (1,000,000)
Fair value of warrants issued, shares	[11],[12]						(746,380)
Fair value of warrants issued, fair value per share	[5],[6]						$ 0.4569
Fair value of warrants issued, fair value							$ (341,000)
10/21/2022 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Fair value of warrants issued	[9],[10]						$ (500,000)
Fair value of warrants issued, shares	[11],[12]						(362,318)
Fair value of warrants issued, fair value per share	[5],[6]						$ 0.4386
Fair value of warrants issued, fair value							$ (159,000)
12/14/2022 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Fair value of warrants issued	[9],[10]						$ (1,000,000)
Fair value of warrants issued, shares	[11],[12]						(847,457)
Fair value of warrants issued, fair value per share	[5],[6]						$ 0.3810
Fair value of warrants issued, fair value							$ (323,000)
25 January 2023 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Fair value of warrants issued	[9]			$ (500,000)
Fair value of warrants issued, shares	[12]			(340,136)
Fair value of warrants issued, fair value per share	[6]			$ 0.5395
Fair value of warrants issued, fair value				$ (184,000)
2 September 2023 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Fair value of warrants issued	[1]			$ 2,000,000
Fair value of warrants issued, shares	[4]			1,422,879
Fair value of warrants issued, fair value per share	[6]			$ 0.4657
Fair value of warrants issued, fair value				$ 663,000
15 February 2023 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Fair value of warrants issued	[9]			$ (1,000,000)
Fair value of warrants issued, shares	[12]			(801,924)
Fair value of warrants issued, fair value per share	[6]			$ 0.4263
Fair value of warrants issued, fair value				$ (342,000)
4 April 2023 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Fair value of warrants issued	[9]			$ (1,000,000)
Fair value of warrants issued, shares	[12]			(756,429)
Fair value of warrants issued, fair value per share	[6]			$ 0.4660
Fair value of warrants issued, fair value				$ (352,000)

[1]	Amount of credit available under the Secured Note on date of inception and as of each period end date. For this purpose, the date on which the Secured Note was amended and restated to increase the line of credit by $2,000,000 was treated as a new Inception Date for that portion of the line of credit.
[2]	Amount of availability under the Secured Note on date of origination (2/14/2022) and at the period end date (12/31/2022).
[3]	Number of warrants issuable based on the amount of credit available under the Secured Note on the date of origination (2/14/2022) and remeasured at the period end date (12/31/2022). The number of warrant shares to be issued equals 50% of the number determined by dividing the amount of the applicable drawdown by the last closing price per share of AgeX common stock as reported on the NYSE American preceding the delivery of the notice from AgeX requesting a draw down. For purposes of measuring the number of warrants for the origination date (2/14/2022) and the period end date, the market closing price on such dates were used in place of a date of the drawdown notice.
[4]	Number of warrants issuable, as applicable, (a) if the amount of credit available was drawn for measurement as of the applicable inception date, or (b) subsequently for remeasurement as of each period end date.
[5]	The fair value per share of the warrants is measured using a Black-Scholes option pricing model. Significant inputs into the model are presented in the preceding table and are applied at (a) the origination date, (b) the dates when warrants were issued in connection with amounts drawn down during the period, and (c) at the period end date when remeasured.
[6]	The per share fair value of the warrants issued and warrant liabilities measured using a Black-Scholes option pricing model. Significant inputs into the model at the inception date, the date when warrants were issued upon receipt of amounts drawn during the period, and as of the reporting period end remeasurement dates are presented in the preceding table.
[7]	The estimated fair value of the estimated number of warrants issuable if the remaining credit subject to warrants available as of respective reporting dates were drawn on that date. On April 4, 2023, AgeX had utilized the full credit subject to warrants, and accordingly, the warrants were fully issued for each of the advances of loan funds under the Secured Note.
[8]	The estimated fair value of the estimated number of warrants that would have been issued if the remaining credit available was drawn as of the period end date.
[9]	Amount of drawdown as of the date presented.
[10]	Amount of drawdown under the Secured Note at each date presented.
[11]	Number of warrants issued as a result of drawdowns under the Secured Note at each date presented, with the number of warrant shares equal to 50% of the number determined by dividing the amount of the applicable drawdown by the last closing price per share of AgeX common stock as reported on the NYSE American on the date preceding delivery of the notice from AgeX requesting a draw down. The aggregate number of warrants issued under the Secured Note as of December 31, 2022 was 8,458,597.
[12]	Number of warrants issued upon receipt of amounts drawn against the Secured Note as of the date presented. The total number of warrants issued and outstanding under the Secured Note as of September 30, 2023 was 10,357,086.